COMMITMENTS - Arrangements with suppliers and sponsors (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 213,929
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	112,488
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	55,811
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	45,630
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 0